Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Dividend per share	$ 1.00	$ 1.00
Shares held by Silicom, Inc.	14,971	14,971